As filed with the Securities and Exchange Commission on April 9, 2012.

Registration No. 33-6418

1940 Act File No. 811-4946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 34	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 36	☒
(Check Appropriate box or boxes)

Thompson Plumb Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

918 Deming Way

3rd Floor

Madison, Wisconsin 53717

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (608) 827-5700

John W. Thompson

918 Deming Way

3rd Floor

Madison, Wisconsin 53717

(Name and Address of Agent for Service)

Copy to:

Fredrick G. Lautz, Esq.

Quarles & Brady LLP

411 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on [date] pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison and State of Wisconsin on the 9th day of April 2012.

THOMPSON PLUMB FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson Director, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below on this 9th day of April, 2012 by the following persons in the capacities indicated.

/s/ John W. Thompson	/s/ John W. Feldt*
John W. Thompson Director, Chief Executive Officer and President (Principal Executive Officer)	John W. Feldt Director

/s/ Penny Hubbard	/s/ Patricia Lipton *
Penny Hubbard Chief Financial Officer (Principal Financial Officer)	Patricia Lipton Director

/s/ Donald A. Nichols*	/s/ George E. Austin *
Donald A. Nichols Chairman	George E. Austin Director

/s/ Jason L. Stephens*
Jason L. Stephens Director

*By:	/s/ John W. Thompson
John W. Thompson

*             Pursuant to Power of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX- 101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase